EMPLOYEE BENEFITS - Schedule of Evolution of RSUs and SEU Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
RSUs
Number of RSU (in shares)
Balance at the beginning of year (in shares) | shares	1,165,036	1,089,727
Granted during the year (in shares) | shares	348,967	378,323	801,041
Forfeited during the year (in shares) | shares	(82,207)	(45,935)
Issued during the year (in shares) | shares	(248,729)	(257,079)	(266,300)
Balance at end of year (in shares) | shares	1,183,067	1,165,036	1,089,727
Weighted average grant price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares	$ 165.42	$ 166.04
Granted during the year (in usd per share) | $ / shares	190.60	169.61
Forfeited during the year (in usd per share) | $ / shares	182.86	201.71
Issued during the year (in usd per share) | $ / shares	205.95	167.22	$ 122.29
Balance at the end of year (in usd per share) | $ / shares	$ 166.30	$ 165.42	$ 166.04
SEU
Number of RSU (in shares)
Balance at the beginning of year (in shares) | shares	28,059	57,779
Forfeited during the year (in shares) | shares	(2,841)	(19,796)
Issued during the year (in shares) | shares	(8,632)	(9,924)
Balance at end of year (in shares) | shares	16,586	28,059	57,779
Weighted average grant price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares	$ 237.98	$ 168.16
Forfeited during the year (in usd per share) | $ / shares	199.82	190.43
Issued during the year (in usd per share) | $ / shares	157.35	190.43
Balance at the end of year (in usd per share) | $ / shares	$ 161.12	$ 237.98	$ 168.16